Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Revenue Recognition
We derive our revenue from three sources:

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Software as a service (SaaS) revenue, which consists of fees from customers who subscribe to our hosted mobile marketing and advertising platform, generally referred to as “usage‑based” services, and fees from customers who utilize our software solutions to measure the progress of their transaction‑ based mobile marketing and advertising campaigns, generally referred to as “performance‑based” services;

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License and software revenue, which consists of revenue from customers who license our mobile marketing and advertising platform and fees for customized software solutions delivered to and installed on the customers' server; and

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Managed services revenue, which consists of fees charged to customers for professional services related to the implementation, execution, and monitoring of customized mobile marketing and advertising solutions.

We account for revenue for these services and licenses in accordance with Accounting Standards Codification (ASC) Topic 605 - Revenue Recognition and ASC Topic 985-605 - Certain Revenue Arrangements that Include Software Elements. We recognize revenue when all of the following conditions are satisfied: (i) there is persuasive evidence of an arrangement; (ii) the service has been rendered or delivery has occurred; (iii) the fee to be paid by the customer is fixed or determinable; and (iv) collectibility of the fee is reasonably assured.
SaaS revenue generated from our usage-based services, including subscription fees for use of individual software modules and our automated mobile marketing campaign creation templates, and fees charged for access to our technology platform, are recognized ratably over the period of the agreement as the fees are earned.
SaaS revenue generated from our performance-based services is generally based on specified metrics, typically relating to the number of transactions performed during the campaign multiplied by the cost per action in accordance with the terms of the related contracts. Some of our performance-based contracts include performance incentive provisions that link a portion of revenue that we may earn under the contract to the performance of the customer's campaign relative to quantitative or other milestones, such as the growth in the consumer base, reduced consumer churn, or the effectiveness of the end-user response. We consider the performance-based fees to be contingent fees. We recognize this revenue monthly based on actual performance, which is when the fees are earned and the amount of the fee can be reliably measured. Depending on the particulars of an arrangement, including the term of the agreement, our performance-based fees are typically invoiced either monthly or upon campaign completion, which may result in invoicing in a period subsequent to revenue being recognized.
License and software revenue consists of fees charged for our mobile marketing and advertising technology provided on a perpetual or term based license. These types or arrangements do not typically include any ongoing support arrangements or rights to upgrades or enhancements and therefore revenue related to perpetual licensing arrangements is recognized upon the delivery of the license. Revenue from term based licenses are recognized over the related term. Fees charged to customize our software solution are recognized using the completed contract or percentage-of-completion method according to ASC 605-35, Revenue Recognition - Construction-Type and Production-Type Contracts, based on the ratio of costs incurred to the estimated total costs at completion.
Managed services revenue, when sold with software and support offerings, are accounted for separately when these services (i) have value to the customer on a standalone basis, (ii) are not essential to the functionality of the software and (iii) there is objective and reliable evidence of the selling price of each deliverable. When accounted for separately, revenue is recognized as the services are rendered for time and material contracts, and ratably over the term of the contract when accepted by the customer for fixed price contracts. For revenue arrangements with multiple deliverables, such as an arrangement that includes license, support and professional services, we allocate the total amount the customer will pay to the separate units of accounting based on their relative selling prices, as determined by the price of the undelivered items when sold separately.
The timing of revenue recognition in each case depends upon a variety of factors, including the specific terms of each arrangement and the nature of our deliverables and obligations, and the existence of evidence to support recognition of our revenue as of the reporting date. For contracts with extended payment terms for which we have not established a successful pattern of collection history, we recognize revenue when all other criteria are met and when the fees under the contract are due and payable. Fees that have been invoiced are recorded in trade receivables and in revenue when all revenue recognition criteria have been met. Fees that have not been invoiced as of the reporting date but for which all revenue recognition criteria are met are reported as accrued contract receivables on the balance sheets.
Certain arrangements entered into by us are revenue sharing arrangements. As a result, we complete an analysis of the facts and circumstances to determine whether revenue earned from these arrangements should be recorded gross with the company performing as a principle, or recorded net of third party costs with the company performing as an agent, as required by ASC 605-45 Principle Agent Consideration.
We present revenue net of tax, sales tax, excise tax and other similar assessments. Our revenue arrangements do not contain general rights of return.
Concentration of Credit Risk
Financial instruments that potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents, to the extent that balances exceed insured limits, and accounts receivable. Our concentration of credit risk with respect to accounts receivable is limited as we have credit limits in place and continuously monitor the credit worthiness of our customers. We also, from time to time, enter into factoring arrangements with local banks for a portion of our accounts receivable.
There were no customers that accounted for 10% or more of our revenues for the three months ended March 31, 2012 and 2011.
Use of Estimates
The preparation of financial statements and related disclosures in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.
Reclassifications
Certain prior-period amounts have been reclassified to conform to current period presentation.
Recent Accounting Pronouncements
In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (Topic 820) Fair Value Measurement, to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements. We adopted ASU 2011-04 on January 1, 2012. There was no material impact on our financial position, results of operations or cash flows.
In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220) Presentation of Comprehensive Income, to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of equity. ASU 2011-05 became effective for us on January 1, 2012, with retrospective application required. The adoption of ASU 2011-05 did not have a significant impact on our financial position, results of operations or cash flows.